UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21809

Nuveen Equity Premium and Growth Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Equity Premium and Growth Fund (JPG)
September 30, 2009

Shares	Description (1)	Value
	Common Stocks – 98.7%
	Aerospace & Defense – 2.6%
29,568	Boeing Company	$ 1,601,107
6,100	Goodrich Corporation	331,474
33,500	Honeywell International Inc.	1,244,525
14,596	Raytheon Company	700,170
30,603	United Technologies Corporation	1,864,641
	Total Aerospace & Defense	5,741,917
	Air Freight & Logistics – 0.9%
36,398	United Parcel Service, Inc., Class B	2,055,395
	Airlines – 0.1%
13,335	Lan Airlines S.A., Sponsored ADR	175,755
	Auto Components – 0.1%
9,310	Cooper Tire & Rubber	163,670
	Automobiles – 0.3%
99,139	Ford Motor Company, (2)	714,792
	Beverages – 2.2%
47,604	Coca-Cola Company	2,556,335
37,091	PepsiCo, Inc.	2,175,758
	Total Beverages	4,732,093
	Biotechnology – 0.9%
14,225	Celgene Corporation, (2)	795,178
1,860	Cephalon, Inc., (2)	108,326
777	Facet Biotech Corporation, (2)	13,434
22,781	Gilead Sciences, Inc., (2)	1,061,139
10,546	PDL Biopahrma Inc.	83,102
	Total Biotechnology	2,061,179
	Capital Markets – 3.0%
54,291	Charles Schwab Corporation	1,039,673
24,811	Federated Investors Inc.	654,266
15,129	Goldman Sachs Group, Inc.	2,789,031
49,201	Morgan Stanley	1,519,327
20,422	Waddell & Reed Financial, Inc., Class A	581,006
	Total Capital Markets	6,583,303
	Chemicals – 2.5%
46,539	Dow Chemical Company	1,213,272
46,695	E.I. Du Pont de Nemours and Company	1,500,777
7,335	Eastman Chemical Company	392,716
10,663	Monsanto Company	825,316
28,707	Olin Corporation	500,650
10,861	PPG Industries, Inc.	632,219
16,683	RPM International, Inc.	308,469
	Total Chemicals	5,373,419
	Commercial Banks – 2.8%
13,229	Comerica Incorporated	392,504
10,732	First Horizon National Corporation, (2)	141,984
8,731	FirstMerit Corporation	166,145
49,105	Huntington BancShares Inc.	231,285
33,673	Regions Financial Corporation	209,109
67,986	U.S. Bancorp	1,486,174
119,526	Wells Fargo & Company	3,368,243
	Total Commercial Banks	5,995,444
	Commercial Services & Supplies – 0.4%
13,362	Avery Dennison Corporation	481,166
14,872	Deluxe Corporation	254,311
12,600	Kimball International Inc., Class B	96,138
18,017	Standard Register Company	105,940
	Total Commercial Services & Supplies	937,555
	Communications Equipment – 3.0%
142,101	Cisco Systems, Inc., (2)	3,345,058
104,122	Motorola, Inc.	894,408
47,503	QUALCOMM, Inc.	2,136,685
950	Research In Motion Limited, (2)	64,173
	Total Communications Equipment	6,440,324
	Computers & Peripherals – 4.5%
20,703	Apple, Inc., (2)	3,837,715
45,123	Dell Inc., (2)	688,577
60,347	EMC Corporation, (2)	1,028,313
34,871	International Business Machines Corporation (IBM)	4,170,920
	Total Computers & Peripherals	9,725,525
	Consumer Finance – 0.3%
21,743	American Express Company	737,088
	Containers & Packaging – 0.2%
20,200	Packaging Corp. of America	412,080
	Distributors – 0.4%
21,250	Genuine Parts Company	808,775
	Diversified Consumer Services – 0.1%
4,377	Apollo Group, Inc., (2)	322,454
	Diversified Financial Services – 4.3%
160,276	Bank of America Corporation	2,711,870
114,696	Citigroup Inc.	555,129
2,592	CME Group, Inc.	798,828
4,467	Intercontinental Exchange, Inc., (2)	434,148
100,078	JPMorgan Chase & Co.	4,385,418
14,394	New York Stock Exchange Euronext	415,843
	Total Diversified Financial Services	9,301,236
	Diversified Telecommunication Services – 3.8%
4,000	Alaska Communications Systems Group Inc.	37,000
176,121	AT&T Inc.	4,757,028
81,953	Frontier Communications Corporation	617,926
97,267	Verizon Communications Inc.	2,944,272
	Total Diversified Telecommunication Services	8,356,226
	Electric Utilities – 1.6%
77,700	Duke Energy Corporation	1,222,998
66,284	Great Plains Energy Incorporated	1,189,798
26,885	Progress Energy, Inc.	1,050,128
	Total Electric Utilities	3,462,924
	Electrical Equipment – 1.0%
9,653	Cooper Industries, Ltd., Class A	362,663
33,709	Emerson Electric Company	1,351,057
910	First Solar Inc., (2)	139,103
200	Hubbell Incorporated, Class B	8,400
7,017	Rockwell Automation, Inc.	298,924
	Total Electrical Equipment	2,160,147
	Electronic Equipment & Instruments – 0.3%
49,758	Corning Incorporated	761,795
	Energy Equipment & Services – 2.2%
12,700	Baker Hughes Incorporated	541,782
2,246	Carbo Ceramics Inc.	115,781
34,006	Halliburton Company	922,243
15,267	National-Oilwell Varco Inc., (2)	658,466
3,009	Noble Corporation	114,222
33,839	Schlumberger Limited	2,016,804
11,347	Smith International, Inc.	325,659
2,000	Tidewater Inc.	94,180
548	Transocean Inc., (2)	46,870
	Total Energy Equipment & Services	4,836,007
	Food & Staples Retailing – 2.3%
40,695	CVS Caremark Corporation	1,454,439
23,637	SUPERVALU INC.	355,973
59,864	Wal-Mart Stores, Inc.	2,938,724
6,512	Whole Foods Market, Inc., (2)	198,551
	Total Food & Staples Retailing	4,947,687
	Food Products – 1.1%
15,186	Archer-Daniels-Midland Company	443,735
34,000	ConAgra Foods, Inc.	737,120
48,088	Kraft Foods Inc.	1,263,272
	Total Food Products	2,444,127
	Gas Utilities – 0.7%
29,205	Nicor Inc.	1,068,611
11,500	ONEOK, Inc.	421,130
	Total Gas Utilities	1,489,741
	Health Care Equipment & Supplies – 0.7%
28,854	Boston Scientific Corporation, (2)	305,564
4,168	Hologic Inc., (2)	68,105
29,845	Medtronic, Inc.	1,098,296
	Total Health Care Equipment & Supplies	1,471,965
	Health Care Providers & Services – 1.8%
14,603	Aetna Inc.	406,401
1,637	Brookdale Senior Living Inc.	29,679
9,087	Express Scripts, Inc., (2)	704,969
540	Henry Schein Inc., (2)	29,651
5,614	Humana Inc., (2)	209,402
2,280	Lincare Holdings, (2)	71,250
15,149	Medco Health Solutions, Inc., (2)	837,891
24,649	Tenet Healthcare Corporation, (2)	144,936
34,501	UnitedHealth Group Incorporated	863,905
13,342	Wellpoint Inc., (2)	631,877
	Total Health Care Providers & Services	3,929,961
	Hotels, Restaurants & Leisure – 1.1%
6,173	International Game Technology	132,596
32,031	McDonald’s Corporation	1,828,009
4,557	Tim Hortons Inc.	128,963
43,350	Wendy’s International, Inc.	205,046
	Total Hotels, Restaurants & Leisure	2,294,614
	Household Durables – 0.7%
9,283	Black & Decker Corporation	429,710
10,000	KB Home	166,100
3,450	Lennar Corporation, Class A	49,163
38,879	Newell Rubbermaid Inc.	610,012
2,527	Whirlpool Corporation	176,789
	Total Household Durables	1,431,774
	Household Products – 2.6%
7,688	Colgate-Palmolive Company	586,441
13,458	Kimberly-Clark Corporation	793,753
73,507	Procter & Gamble Company	4,257,525
	Total Household Products	5,637,719
	Industrial Conglomerates – 3.0%
18,610	3M Co.	1,373,418
316,320	General Electric Company	5,193,974
	Total Industrial Conglomerates	6,567,392
	Insurance – 2.3%
30,540	Arthur J. Gallagher & Co.	744,260
17,072	Fidelity National Title Group Inc., Class A	257,446
34,793	Lincoln National Corporation	901,487
27,861	Marsh & McLennan Companies, Inc.	689,003
16,648	Mercury General Corporation	602,325
14,581	Prudential Financial, Inc.	727,738
16,400	Travelers Companies, Inc.	807,372
13,560	Unitrin, Inc.	264,284
	Total Insurance	4,993,915
	Internet & Catalog Retail – 0.4%
10,150	Amazon.com, Inc., (2)	947,604
	Internet Software & Services – 2.2%
4,723	Akamai Technologies, Inc., (2)	92,949
29,263	eBay Inc., (2)	690,899
5,752	Google Inc., Class A, (2)	2,852,129
22,961	United Online, Inc.	184,606
10,377	VeriSign, Inc., (2)	245,831
40,985	Yahoo! Inc., (2)	729,943
	Total Internet Software & Services	4,796,357
	IT Services – 1.1%
35,833	Automatic Data Processing, Inc.	1,408,237
11,786	Cognizant Technology Solutions Corporation, Class A, (2)	455,647
11,474	Fidelity National Information Services	292,702
2,687	Lender Processing Services Inc.	102,563
640	Visa Inc.	44,230
	Total IT Services	2,303,379
	Leisure Equipment & Products – 0.5%
38,906	Eastman Kodak Company	185,971
36,716	Mattel, Inc.	677,777
8,000	Polaris Industries Inc.	326,240
	Total Leisure Equipment & Products	1,189,988
	Life Sciences Tools & Services – 0.1%
1,370	Covance, Inc., (2)	74,186
2,730	Life Technologies Corporation, (2)	127,082
	Total Life Sciences Tools & Services	201,268
	Machinery – 2.3%
9,670	Briggs & Stratton Corporation	187,695
27,600	Caterpillar Inc.	1,416,708
10,116	Cummins Inc.	453,298
19,204	Deere & Company	824,236
18,936	Illinois Tool Works, Inc.	808,757
7,101	Ingersoll Rand Company Limited, Class A	217,788
5,500	Pentair, Inc.	162,360
12,000	Snap-on Incorporated	417,120
13,500	Stanley Works	576,315
	Total Machinery	5,064,277
	Media – 1.4%
102,034	Comcast Corporation, Class A	1,723,354
5,070	Lamar Advertising Company, (2)	139,121
30,710	New York Times, Class A	249,365
52,079	Regal Entertainment Group, Class A	641,613
45,144	Sirius XM Radio Inc., (2)	28,666
24,892	World Wrestling Entertainment Inc.	348,737
	Total Media	3,130,856
	Metals & Mining – 0.8%
2,385	Companhia Siderurgica Nacional S.A., Sponsored ADR	72,981
14,246	Freeport-McMoRan Copper & Gold, Inc.	977,418
523	Mittal Steel Company NV	19,424
11,632	Southern Copper Corporation	356,986
6,332	United States Steel Corporation	280,951
	Total Metals & Mining	1,707,760
	Multiline Retail – 0.7%
12,421	Nordstrom, Inc.	379,337
23,038	Target Corporation	1,075,414
	Total Multiline Retail	1,454,751
	Multi-Utilities – 2.1%
42,310	Ameren Corporation	1,069,597
56,900	CenterPoint Energy, Inc.	707,267
16,562	Consolidated Edison, Inc.	678,048
30,928	Dominion Resources, Inc.	1,067,016
31,554	Integrys Energy Group, Inc.	1,132,473
	Total Multi-Utilities	4,654,401
	Oil, Gas & Consumable Fuels – 10.1%
16,861	Chesapeake Energy Corporation	478,852
56,886	Chevron Corporation	4,006,481
48,311	ConocoPhillips	2,181,725
11,087	CONSOL Energy Inc.	500,135
6,936	EOG Resources, Inc.	579,225
115,452	Exxon Mobil Corporation	7,921,162
9,247	Frontline Limited	216,287
8,381	Hess Corporation	448,048
22,790	Marathon Oil Corporation	727,001
24,500	Occidental Petroleum Corporation	1,920,800
14,441	Peabody Energy Corporation	537,494
24,031	Ship Financial International Limited	295,341
7,634	Southwestern Energy Company, (2)	325,819
23,943	StatoilHydro ASA, Sponsored ADR	539,675
21,254	Valero Energy Corporation	412,115
20,451	XTO Energy, Inc.	845,035
	Total Oil, Gas & Consumable Fuels	21,935,195
	Paper & Forest Products – 0.3%
19,923	Weyerhaeuser Company	730,178
	Personal Products – 0.4%
23,000	Avon Products, Inc.	781,080
	Pharmaceuticals – 8.7%
54,001	Abbott Laboratories	2,671,429
1,006	AstraZeneca PLC, Sponsored ADR	45,220
78,273	Bristol-Myers Squibb Company	1,762,708
35,400	Eli Lilly and Company	1,169,262
71,211	Johnson & Johnson	4,336,038
77,304	Merck & Co. Inc.	2,445,126
217,329	Pfizer Inc.	3,596,795
8,687	Sanofi-Aventis, Sponsored ADR	320,985
41,885	Schering-Plough Corporation	1,183,251
26,880	Wyeth	1,305,830
	Total Pharmaceuticals	18,836,644
	Real Estate Investment Trust – 1.6%
35,857	Brandywine Realty Trust	395,861
10,519	CapLease Inc.	42,392
16,748	Hospitality Properties Trust	341,157
52,994	Lexington Corporate Properties Trust	270,269
42,376	Nationwide Health Properties, Inc.	1,313,232
50,200	Senior Housing Properties Trust	959,322
14,334	U-Store-It Trust	89,588
	Total Real Estate Investment Trust	3,411,821
	Semiconductors & Equipment – 2.6%
22,459	Analog Devices, Inc.	619,419
35,573	Applied Materials, Inc.	476,678
154,408	Intel Corporation	3,021,765
3,100	MEMC Electronic Materials, (2)	51,553
20,804	Microchip Technology Incorporated	551,306
20,469	NVIDIA Corporation, (2)	307,649
30,804	Texas Instruments Incorporated	729,747
	Total Semiconductors & Equipment	5,758,117
	Software – 4.1%
17,693	Adobe Systems Incorporated, (2)	584,577
9,211	Autodesk, Inc., (2)	219,222
219,226	Microsoft Corporation	5,675,761
106,742	Oracle Corporation	2,224,503
5,607	Salesforce.com, Inc., (2)	319,207
	Total Software	9,023,270
	Specialty Retail – 2.5%
6,450	Abercrombie & Fitch Co., Class A	212,076
23,200	American Eagle Outfitters, Inc.	391,152
11,675	Best Buy Co., Inc.	438,046
18,656	Gap, Inc.	399,238
64,570	Home Depot, Inc.	1,720,145
33,172	Limited Brands, Inc.	563,592
43,280	Lowe’s Companies, Inc.	906,283
7,793	Tiffany & Co.	300,264
14,600	TJX Companies, Inc.	542,390
	Total Specialty Retail	5,473,186
	Textiles, Apparel & Luxury Goods – 0.4%
10,646	VF Corporation	771,090
	Thrifts & Mortgage Finance – 0.3%
58,864	New York Community Bancorp, Inc.	672,227
	Tobacco – 1.8%
70,986	Altria Group, Inc.	1,264,261
45,473	Philip Morris International	2,216,354
12,200	Reynolds American Inc.	543,144
	Total Tobacco	4,023,759
	Trading Companies & Distributors – 0.1%
3,200	W.W. Grainger, Inc.	285,952
	Wireless Telecommunication Services – 0.4%
54,217	Sprint Nextel Corporation, (2)	214,155
27,100	Vodafone Group PLC, Sponsored ADR	609,749
	Total Wireless Telecommunication Services	823,904
	Total Common Stocks (cost $235,248,695)	215,045,062

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments - 6.7%
$ 14,566	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/09, repurchase price $14,565,927, collateralized by $14,765,000 U.S. Treasury Notes, 1.375%, due 5/15/12, value $14,857,281	0.010%	10/01/09		$ 14,565,923
	Total Short-Term Investments (cost $14,565,923)				14,565,923
	Total Investments (cost $249,814,618) – 105.4%				229,610,985

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (3)	Date	Price	Value
	Call Options Written – (3.8)% (4)
(217)	S&P 500 Index	$ (21,157,500)	10/17/09	$ 975	$ (1,832,565)
(229)	S&P 500 Index	(22,900,000)	10/17/09	1,000	(1,412,930)
(204)	S&P 500 Index	(20,910,000)	10/17/09	1,025	(834,360)
(178)	S&P 500 Index	(18,690,000)	10/17/09	1,050	(417,410)
(178)	S&P 500 Index	(18,245,000)	11/21/09	1,025	(966,540)
(441)	S&P 500 Index	(46,305,000)	11/21/09	1,050	(1,689,030)
(179)	S&P 500 Index	(18,347,500)	12/19/09	1,025	(1,124,120)
(1,626)	Total Call Options Written (premiums received $7,181,665)	(166,555,000)			(8,276,955)
	Other Assets Less Liabilities – (1.6)%				(3,544,922)
	Net Assets – 100%				$217,789,108

Fair Value Measurements
In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2009:

		Level 1	Level 2	Level 3	Total
Investments:
Common Stocks		$215,045,062	$ –	$ –	$215,045,062
Short-Term Investments		14,565,923	–	–	14,565,923
Call Options Written		(8,276,955)	–	–	(8,276,955)
Total		$221,334,030	$ –	$ –	$221,334,030
Derivative Instruments and Hedging Activities

During the current fiscal period, the Fund adopted amendments to authoratative guidance under GAAP on disclosures about derivative instruments and hedging activities.  This guidance is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund's financial position, results of operations and cash flows, if any. The Fund records derivative instruments at fair value with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, under this guidance they are considered to be non-hedge transactions for financial reporting purposes.

The table below presents the fair value of all derivative instruments held by the Fund as of September 30, 2009, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$8,276,955
Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2009, the cost of investments (excluding call options written) was $249,814,618.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding call options written) at September 30, 2009, were as follows:

Gross unrealized:
Appreciation					$ 19,825,087
Depreciation					(40,028,720)

Net unrealized appreciation (depreciation) of investments					$ (20,203,633)

(1)	All percentages in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(4)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.
ADR	American Depositary Receipt.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Equity Premium and Growth Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 27, 2009

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 27, 2009

*                      Print the name and title of each signing officer under his or her signature.